Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 18,464	$ 4,993
Short-term bank deposits	22,000
Available for sale marketable securities	4,527
Trade receivables, net	22,598	$ 9,770
Other accounts receivable and prepaid expenses	3,314	1,452
Inventories	15,803	11,986
Total current assets	86,706	$ 28,201
Available for sale marketable securities	29,152
Severance pay fund	1,125	$ 1,187
Property and equipment, net	4,778	3,660
Intangible assets, net	$ 1,023	245
Deferred issuance costs		849
Other assets	$ 568	450
Total long-term assets	36,646	6,391
Total assets	123,352	34,592
CURRENT LIABILITIES:
Trade payables	13,230	5,901
Employees and payroll accruals	4,383	2,968
Deferred revenues and advances from customers	1,008	1,863
Other payables and accrued expenses	2,630	2,606
Total current liabilities	21,251	13,338
LONG TERM LIABILITIES:
Accrued severance pay	1,839	1,903
Total long-term liabilities	1,839	1,903
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 26,345,297 shares and 200,000,000 shares at December 31, 2014 and 2015, respectively; Issued and Outstanding: 8,973,224 shares and 30,295,949 shares at December 31, 2014 and 2015, respectively	$ 76	22
Preferred A-1 shares of NIS 0.01 par value- Authorized: 1,927,220 shares and 0 shares at December 31, 2014 and 2015; Issued and Outstanding: 1,927,140 shares and 0 shares at December 31, 2014 and 2015, respectively		32
Accumulated other comprehensive loss	$ (283)	(146)
Additional paid in capital	89,071	12,770
Retained earnings	11,398	6,673
Total shareholders' equity	100,262	19,351
Total liabilities and shareholders' equity	$ 123,352	$ 34,592